Accounts Payable and Accrued Expenses (Tables)	6 Months Ended
Jun. 30, 2023
Accounts Payable And Accrued Expenses Abstract
Schedule of Accounts Payable and Accrued Expenses
	June 30,	December 31,
	2023	2022
Accounts payable	$2,743,514	$1,333,044
Accrued liabilities	1,493,632	1,236,942
Payroll liabilities	89,516	346,693
	$4,326,662	$2,916,679